Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Argentina - 0.2%
MercadoLibre, Inc. (A)	1,354	$ 2,409,457

Brazil - 4.5%
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Class A	331,630	1,553,474
Energisa SA	341,336	3,072,486
Lojas Renner SA	420,310	3,185,703
Magazine Luiza SA	1,230,592	5,683,565
Notre Dame Intermedica Participacoes SA	193,762	3,346,586
Petrobras Distribuidora SA	1,142,617	4,857,490
Petroleo Brasileiro SA	2,711,451	13,543,875
Raia Drogasil SA	551,245	2,510,696
Vale SA, ADR	535,952	8,655,625

		46,409,500

Cayman Islands - 0.2%
ESR Cayman, Ltd. (A) (B)	712,049	2,537,526

China - 38.7%
Airtac International Group	92,000	3,273,281
Alibaba Group Holding, Ltd. (A)	1,316,069	41,764,795
Alibaba Group Holding, Ltd., ADR (A)	155,718	39,525,900
Amoy Diagnostics Co., Ltd., A Shares	175,800	2,023,143
Baidu, Inc., ADR (A)	18,656	4,384,533
BeiGene, Ltd., ADR (A)	8,577	2,744,640
China Construction Bank Corp., H Shares	17,514,922	13,266,126
China Life Insurance Co., Ltd., H Shares	3,119,050	6,624,133
China Longyuan Power Group Corp., Ltd., H Shares	9,080,175	13,291,827
China Merchants Bank Co., Ltd., H Shares	1,478,301	11,320,636
China Tourism Group Duty Free Corp., Ltd., A Shares	90,606	4,104,631
China Yangtze Power Co., Ltd., GDR (A) (B) (C)	129,479	3,897,318
Chindata Group Holdings, Ltd., ADR (A)	48,371	802,959
CIFI Holdings Group Co., Ltd.	5,240,217	4,295,406
CSC Financial Co., Ltd., H Shares (B)	2,863,001	4,183,624
ENN Energy Holdings, Ltd.	372,136	5,739,238
Estun Automation Co., Ltd., A Shares (A)	1,336,120	6,981,723
Glodon Co., Ltd., A Shares	334,200	4,278,033
Han’s Laser Technology Industry Group Co., Ltd., A Shares	974,400	6,433,297
Hangzhou Tigermed Consulting Co., Ltd., H Shares (A) (B) (D)	74,400	1,635,970
Industrial & Commercial Bank of China, Ltd., H Shares	13,455,503	8,582,859
Innovent Biologics, Inc. (A) (B)	279,576	3,178,005
Kuaishou Technology (A)	50,700	759,585
Kweichow Moutai Co., Ltd., A Shares	34,200	11,176,983
Longfor Group Holdings, Ltd. (B)	888,012	5,000,812
Luxshare Precision Industry Co., Ltd., A Shares	794,568	6,479,312
New Oriental Education & Technology Group, Inc., ADR (A)	23,463	3,930,052
Ping An Insurance Group Co. of China, Ltd., H Shares (D)	1,321,234	15,561,202
Proya Cosmetics Co., Ltd., A Shares	96,500	2,769,877
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	1,282,092	2,394,393
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	63,700	4,406,409
Shenzhou International Group Holdings, Ltd.	171,900	3,352,308

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Sinopec Shanghai Petrochemical Co., Ltd., H Shares (D)	17,166,000	$ 3,794,155
TAL Education Group, ADR (A)	61,250	4,708,900
Tencent Holdings, Ltd.	914,945	81,524,595
Tencent Music Entertainment Group, ADR (A)	280,938	7,472,951
Trip.Com Group, Ltd., ADR (A)	257,059	8,182,188
Wuhan Raycus Fiber Laser Technologies Co., Ltd., A Shares	527,885	7,487,193
Wuliangye Yibin Co., Ltd., A Shares	76,600	3,440,748
WuXi AppTec Co., Ltd., H Shares (B) (D)	171,889	4,088,788
Wuxi Biologics Cayman, Inc. (A) (B)	585,576	8,199,189
Yatsen Holding, Ltd., ADR (A)	336,042	6,448,646
Yifeng Pharmacy Chain Co., Ltd., A Shares	205,744	3,225,865
Yihai International Holding, Ltd. (A) (D)	259,853	4,268,720
Zai Lab, Ltd., ADR (A)	26,719	4,276,910
Zai Lab, Ltd. (A)	14,868	2,356,169

		397,638,027

Cyprus - 0.5%
Ozon Holdings PLC, ADR (A)	115,825	5,598,980

Czech Republic - 0.5%
Komercni banka as (A)	159,083	4,828,489

Greece - 0.4%
Hellenic Telecommunications Organization SA	262,831	3,820,416

Hong Kong - 3.1%
AIA Group, Ltd.	875,873	10,560,178
China Gas Holdings, Ltd.	1,481,406	5,213,764
Kerry Properties, Ltd.	1,221,945	3,162,562
Kingboard Holdings, Ltd. (D)	1,772,673	7,223,707
Shimao Group Holdings, Ltd.	2,000,096	5,782,966

		31,943,177

India - 2.6%
Axis Bank, Ltd., GDR (A)	161,867	7,308,295
ICICI Bank, Ltd., ADR (A) (D)	812,639	12,270,849
Larsen & Toubro, Ltd., GDR	386,336	7,046,769

		26,625,913

Indonesia - 1.0%
Bank Central Asia Tbk PT	3,626,953	8,723,290
Unilever Indonesia Tbk PT	3,479,748	1,714,307

		10,437,597

Japan - 0.9%
Nexon Co., Ltd.	110,637	3,357,101
Tokyo Electron, Ltd.	16,336	6,211,811

		9,568,912

Jordan - 0.4%
Hikma Pharmaceuticals PLC	110,888	3,641,488

Macau - 0.9%
Sands China, Ltd.	2,354,000	9,348,546

Mexico - 0.7%
America Movil SAB de CV, Series L	5,903,830	3,931,279
Grupo Mexico SAB de CV, Series B	639,343	2,759,289

		6,690,568

Netherlands - 0.6%
ASML Holding NV (D)	11,957	6,383,289

Transamerica Funds	Page 1

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Peru - 0.8%
Credicorp, Ltd.	54,018	$ 8,120,526

Philippines - 0.4%
Ayala Land, Inc.	1,661,964	1,298,145
BDO Unibank, Inc.	1,485,590	3,102,072

		4,400,217

Poland - 0.2%
Allegro.eu SA (A) (B)	119,898	2,365,741

Portugal - 0.3%
Jeronimo Martins SGPS SA	169,010	2,763,749

Republic of Korea - 9.4%
CJ CheilJedang Corp.	22,664	8,606,069
LG Chem, Ltd.	21,553	17,579,767
Samsung Electronics Co., Ltd.	429,418	31,393,447
Samsung SDI Co., Ltd.	19,852	12,969,325
Shinhan Financial Group Co., Ltd.	346,862	9,512,523
SK Hynix, Inc.	111,344	12,156,594
SK Telecom Co., Ltd.	20,199	4,405,176

		96,622,901

Republic of South Africa - 4.4%
FirstRand, Ltd.	2,904,986	9,123,842
Gold Fields, Ltd.	619,616	5,809,754
Impala Platinum Holdings, Ltd.	150,849	2,037,147
Naspers, Ltd., N Shares	79,836	18,468,398
Old Mutual, Ltd.	8,606,546	7,351,296
Sibanye Stillwater, Ltd.	612,212	2,324,063

		45,114,500

Russian Federation - 4.3%
Inter RAO (A) (C)	53,870,869	3,712,780
Lukoil PJSC, ADR	141,100	10,078,773
Magnit PJSC (C)	28,555	1,847,717
MMC Norilsk Nickel PJSC (C)	8,399	2,703,825
Mobile TeleSystems PJSC, ADR	571,348	5,142,132
Rosneft Oil Co. PJSC, GDR	904,117	5,603,717
Sberbank of Russia PJSC (C)	2,304,948	7,819,290
Yandex NV, Class A (A) (D)	112,387	7,039,922

		43,948,156

Switzerland - 0.2%
Coca-Cola HBC AG (A)	57,804	1,706,526

Taiwan - 14.8%
Accton Technology Corp.	691,366	6,636,504
Advantech Co., Ltd.	339,000	4,180,261
Delta Electronics, Inc.	1,335,720	13,444,777
E.Sun Financial Holding Co., Ltd.	5,566,505	4,691,078
Globalwafers Co., Ltd.	721,057	15,839,880
Hiwin Technologies Corp.	363,168	5,122,755
MediaTek, Inc.	448,140	13,997,047
President Chain Store Corp.	601,000	5,726,590
Realtek Semiconductor Corp.	502,220	8,079,023
Sino-American Silicon Products, Inc.	970,000	5,226,529
Taiwan Semiconductor Manufacturing Co., Ltd.	3,288,251	69,491,897

		152,436,341

Thailand - 1.6%
CP ALL PCL (A)	2,408,100	4,594,307
Kasikornbank PCL	2,811,035	11,822,276

		16,416,583

	Shares	Value
COMMON STOCKS (continued)
Turkey - 0.8%
Turkiye Petrol Rafinerileri AS (A)	572,855	$ 7,744,262

United Kingdom - 0.5%
Anglo American PLC	158,263	5,205,815

Total Common Stocks (Cost $778,854,073)		954,727,202

PREFERRED STOCKS - 2.4%
Brazil - 0.9%
Gerdau SA,
1.44% (E)	406,800	1,728,644
Itau Unibanco Holding SA,
0.00% (E)	1,417,900	7,344,242

		9,072,886

Republic of Korea - 1.5%
Samsung Electronics Co., Ltd.,
0.00% (E)	236,866	15,447,786

Total Preferred Stocks (Cost $18,097,363)		24,520,672

EXCHANGE-TRADED FUND - 2.8%
United States - 2.8%
iShares MSCI India ETF (D)	733,204	28,697,605

Total Exchange-Traded Fund (Cost $23,296,970)		28,697,605

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (E)	7,502,895	7,502,895

Total Other Investment Company (Cost $7,502,895)		7,502,895

Total Investments (Cost $827,751,301)		1,015,448,374
Net Other Assets (Liabilities) - 1.2%		12,416,494

Net Assets - 100.0%		$ 1,027,864,868

Transamerica Funds	Page 2

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	126	03/19/2021	$ 8,677,586	$ 8,354,430	$ —	$ (323,156)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	13.5%	$137,386,070
Banks	11.7	118,712,551
Internet & Direct Marketing Retail	11.1	112,716,479
Interactive Media & Services	9.2	92,949,050
Technology Hardware, Storage & Peripherals	5.0	51,021,494
Electronic Equipment, Instruments & Components	4.7	47,604,314
Insurance	3.9	40,096,809
Oil, Gas & Consumable Fuels	3.6	36,970,627
Metals & Mining	3.1	31,224,162
International Equity Funds	2.8	28,697,605
Real Estate Management & Development	2.2	22,077,417
Machinery	2.1	21,811,056
Chemicals	2.1	21,373,922
Food & Staples Retailing	2.0	20,668,924
Independent Power & Renewable Electricity Producers	1.7	17,189,145
Beverages	1.6	16,324,257
Biotechnology	1.4	14,578,867
Life Sciences Tools & Services	1.4	13,923,947
Wireless Telecommunication Services	1.3	13,478,587
Food Products	1.3	12,874,789
Gas Utilities	1.1	10,953,002
Entertainment	1.1	10,830,052
Hotels, Restaurants & Leisure	0.9	9,348,546
Personal Products	0.9	9,218,523
Diversified Financial Services	0.9	9,123,842
Specialty Retail	0.9	8,962,121
Multiline Retail	0.9	8,869,268
Diversified Consumer Services	0.8	8,638,952
Construction & Engineering	0.7	7,046,769
Health Care Equipment & Supplies	0.7	6,800,802
Electric Utilities	0.7	6,785,266
Communications Equipment	0.7	6,636,504
Internet & Catalog Retail	0.5	5,598,980
Software	0.4	4,278,033
Capital Markets	0.4	4,183,624
Diversified Telecommunication Services	0.4	3,820,416
Pharmaceuticals	0.4	3,641,488
Textiles, Apparel & Luxury Goods	0.3	3,352,308
Health Care Providers & Services	0.3	3,346,586
Household Products	0.2	1,714,307
Household Durables	0.2	1,553,474
IT Services	0.1	802,959
Media	0.1	759,585

Investments	99.3	1,007,945,479
Short-Term Investments	0.7	7,502,895

Total Investments	100.0%	$1,015,448,374

Transamerica Funds	Page 3

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$206,197,167	$748,530,035	$—	$954,727,202
Preferred Stocks	9,072,886	15,447,786	—	24,520,672
Exchange-Traded Fund	28,697,605	—	—	28,697,605
Other Investment Company	7,502,895	—	—	7,502,895

Total Investments	$251,470,553	$763,977,821	$—	$1,015,448,374

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(323,156)	$—	$—	$(323,156)

Total Other Financial Instruments	$(323,156)	$—	$—	$(323,156)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $35,086,973, representing 3.4% of the Fund’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2021, the total value of securities is $19,980,930, representing 1.9% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,684,467, collateralized by cash collateral of $7,502,895 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $24,154,858. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Rates disclosed reflect the yields at January 31, 2021.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Transamerica Funds	Page 4

Transamerica Emerging Markets Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5